Exceptional items and remeasurements (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of associates [line items]
Massachusetts Gas labour dispute	£ (1,770)	£ (1,684)	£ (1,852)
Operating profit/(loss)	2,895	2,780	2,870
Finance income and costs	(870)	(1,113)	(1,069)
Profit/(loss) before tax	2,083	1,754	1,841
Tax expense (income) on exceptional items and remeasurements	(442)	(480)	(339)
Profit/(loss) after tax from continuing operations	1,641	1,274	1,502
Exceptional items and remeasurements
Disclosure of associates [line items]
Operating profit/(loss)	(31)	(527)	(572)
Profit/(loss) before tax	33	(592)	(648)
Tax expense (income) on exceptional items and remeasurements	(26)	(47)	149
Profit/(loss) after tax from continuing operations	7	(639)	(499)
Exceptional items
Disclosure of associates [line items]
Changes in environmental provisions	14	(402)	0
Cost efficiency and restructuring programmes	(55)	0	(204)
Transaction costs	(24)	0	0
Massachusetts Gas labour dispute	0	0	(283)
Impairment of nuclear connection development costs	0	0	(137)
Operating profit/(loss)	(65)	(402)	(624)
Tax expense (income) on exceptional items and remeasurements	8	103	144
Profit/(loss) after tax from continuing operations	(57)	(491)	(480)
Remeasurements
Disclosure of associates [line items]
Net (losses)/gains on financing derivatives	(41)	1	(40)
Net gains/(losses) on financial assets at fair value through profit and loss	23	(16)	15
Net gains/(losses) on financial liabilities at fair value through profit and loss	90	(49)	(51)
Finance income and costs	72	(64)	(76)
Remeasurements – net losses on financial instruments	(8)	(1)	0
Tax expense (income) on exceptional items and remeasurements	(34)	42	5
Profit/(loss) after tax from continuing operations	64	(148)	(19)
Remeasurements | Commodity contract derivatives
Disclosure of associates [line items]
Operating profit/(loss)	34	(125)	52
UK | Exceptional items
Disclosure of associates [line items]
Deferred tax charge arising on the reversal of the reduction in UK corporation tax rate	£ 0	£ (192)	£ 0